Stock-Based Compensation - Summary of WeWork Partnerships Profits Interest Units activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Ending	0
Vested and expected to vest	24,132,575
We Work Partnerships Profits Interest Units [Member]
Schedule of Investments [Line Items]
Beginning	25,168,938	27,752,323
Granted	0	0
Exchanged/redeemed	0	0
Forfeited/canceled	(1,036,363)	(2,583,385)
Ending	24,132,575	25,168,938	27,752,323
Exercisable	24,132,575	8,574,428
Vested and expected to vest	24,132,575	9,558,975
Vested and exercisable	24,132,575	8,574,428
Weighted-average distribution, Beginning	$ 21.64	$ 24.22
Weighted-average distribution, Granted	0	0
Weighted-average distribution, Exchanged/redeemed	0	0
Weighted-average distribution, Forfeited/canceled	49.28	49.28
Weighted-average distribution, Ending	10.08	21.64	$ 24.22
Weighted-average distribution, Exercisable	10.08	19.55
Weighted-average distribution, Vested and expected to vest	10.08	22.61
Weighted-average distribution, Vested and exercisable	10.08	19.55
Weighted-average preference, Beginning	10.00	0.47	0.47	$ 1.44
Weighted-average preference, Forfeited/canceled	10.92	10.92
Weighted-average preference, Ending	10.00	0.47	$ 0.47	$ 1.44
Weighted-average preference, Exercisable	10.00	0.13
Weighted-average preference, Vested and expected to vest	10.00	1.24
Weighted-average preference, Vested and exercisable	$ 10.00	$ 0.13
Aggregate intrinsic value, Beginning	$ 0	$ 0
Aggregate intrinsic value, Exchanged/redeemed	0
Aggregate intrinsic value, Forfeited/canceled	0
Aggregate intrinsic value, Ending	$ 0	$ 0	$ 0
Aggregate intrinsic value, Exercisable	0	0
Aggregate intrinsic value, Vested and expected to vest	$ 0	$ 0
Aggregate intrinsic value, Vested and exercisable	$ 0	$ 0